Capital and Reserves (Details Textual 5)									1 Months Ended			9 Months Ended	12 Months Ended
	May 02, 2018 CHF (SFr) shares	May 02, 2018 USD ($) shares	Mar. 13, 2018	Jan. 30, 2018 CHF (SFr) SFr / shares shares	Jan. 30, 2018 CHF (SFr) $ / shares	Jan. 23, 2018 CHF (SFr) shares	Oct. 10, 2017 CHF (SFr)	Feb. 21, 2017	Jul. 17, 2018 CHF (SFr) SFr / shares shares	Jul. 17, 2018 USD ($) $ / shares shares	Jun. 01, 2016 CHF (SFr) SFr / shares	Sep. 30, 2018 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2016 CHF (SFr) SFr / shares shares	Dec. 31, 2015 CHF (SFr) shares	Sep. 30, 2017 CHF (SFr) shares
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares													48,373,890	34,329,704	34,303,891
Nominal value												SFr 481,322.10				SFr 17,731,881.60
Reverse share split,description			The number of shares were reduced by the ratio of 10 to 1 (resulting in a "reverse share split") and the nominal value per share was reduced from CHF 0.40 to CHF 0.02. This resulted in a reduction of share capital and in a concurrent increase in share premium, totaling to CHF 24,347,208, presented in the statement of changes in equity in the line reorganization of group structure.
Aggregate of common shares | shares						300,000							48,373,890	34,329,704
Par value per share | SFr / shares													SFr 0.40
Nominal value per share | SFr / shares											SFr 0.40
Transaction costs									SFr 851,692
Fair value of warrants issued									872,217			896,441
Changes in fair value of warrants issued									24,224
Maximum subscribe of common shares							SFr 13,500,000
Common shares aggregate amount						SFr 136,077					SFr 35
Derivative financial instrument classified as non-current asset												252,351
Finance expense													SFr 4,377,667	SFr 1,772,594	SFr 670,085
Public offering description								In connection with a public offering of 12,499,000 common shares, the Company issued 10,000,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share at an exercise price of? $1.20 per common share. Additionally, the underwriter was granted a 30-day option to purchase up to 1,500,000 additional common shares and/or 1,500,000 additional warrants, of which the underwriter partially exercised its option for 1,350,000 warrants. As of March 13, 2018, following the consummation of the Merger, the outstanding warrants issuable in the 2017 offering were exercisable for an aggregate of 794,000 common shares, at an exercise price of? $12.00 per common share. As of September 30, 2018 the fair value of the warrants amounted to CHF 50,070. The revaluation gain of the derivative for the nine months ended September 30, 2018 amounted to CHF 1,763,342, which is an increase of CHF 63,220 when comparing to the same period in 2017. Since its initial recognition, the fair value decreased by CHF 5,040,393 resulting in a gain in the corresponding amount (fair value as of February 21, 2017: CHF 5,090,463).
Warrants [Member]
Disclosure of classes of share capital [line items]
Issuance initial public offering | shares				12,499,999
Nominal value per share | SFr / shares				SFr 0.40
Transaction costs									SFr 108,809
Fair value of warrants issued				SFr 2,483,747	SFr 2,483,747							161,737
Changes in fair value of warrants issued												2,322,010
Proceeds from issue of ordinary shares				4,900,000
Transaction costs				654,985
Finance expense				SFr 313,760
Warrants total | shares				7,499,999
Warrants exercisable | shares				750,002
Warrants exercise price per common share | $ / shares					SFr 5.00
Issuance of common shares transaction costs				SFr 341,226
2018 Commitment Purchase Agreement [Member]
Disclosure of classes of share capital [line items]
Common shares aggregate amount | $		$ 10,000,000
Transaction costs												349,907
Derivative financial instrument classified as non-current asset												252,351
Finance expense												SFr 97,556
2018 Commitment Purchase Agreement [Member] | November 15, 2018 [Member]
Disclosure of classes of share capital [line items]
Aggregate of common shares | shares	75,000	75,000
Proceeds from issue of ordinary shares	SFr 488,075
2017 Commitment Purchase Agreement [Member]
Disclosure of classes of share capital [line items]
Aggregate of common shares | shares	2,600,000	2,600,000
Proceeds from issue of ordinary shares	SFr 1.8
Maximum subscribe of common shares	SFr 13,500,000
Series A Warrants [Member]
Disclosure of classes of share capital [line items]
Issuance initial public offering | shares									17,948,717	17,948,717
Aggregate of common shares | shares									6,282,050
Par value per share | SFr / shares									SFr 0.02
Nominal value per share | $ / shares										$ 0.35
Series B Warrants [Member]
Disclosure of classes of share capital [line items]
Aggregate of common shares | shares									4,487,179
Par value per share | SFr / shares									SFr 0.39
Nominal value per share | $ / shares										$ 0.25
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares												24,066,105	48,373,890	34,329,704		44,329,704
Aggregate of common shares | shares													48,373,890	34,329,704
Par value per share | SFr / shares													SFr 0.40	SFr 0.40
Transaction costs									SFr 742,833
Equity Offerings [Member]
Disclosure of classes of share capital [line items]
Net proceeds underwriting discounts and other offering expenses | $										$ 6,200,000